Performance B.1.1 Accounting for revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,804	$ 5,661	$ 5,624
Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,417	5,250	5,171
Mobile Services | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,119	2,949	2,916
Mobile Services | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	39	44	40
Fixed and other services | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,175	2,192	2,145
Other | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	84	65	69
Telephone and equipment | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 387	$ 411	$ 454